Allocation of Net Income and Distributions (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Allocation of net income among our general partner, limited partners, and noncontrolling interests
The allocation of net income among our general partner, limited partners, and noncontrolling interests as reflected in the Consolidated Statement of Changes in Equity is as follows:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Allocation of net income to general partner:
Net income	$1,119	$1,291	$1,604
Net income applicable to pre-partnership operations allocated to general partner	(49)	(244)	(226)
Net income applicable to noncontrolling interests	(3)	—	—
Net costs charged directly to general partner	1	1	(2)
Income subject to 2% allocation of general partner interest	1,068	1,048	1,376
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income before items directly allocable to general partner interest	21	21	28
Priority allocations, including incentive distributions, paid to general partner (1)	387	355	260
Net costs charged directly to general partner	(1)	(1)	2
Pre-partnership net income allocated to general partner interest	49	244	226
Net income allocated to general partner	$456	$619	$516
Net income	$1,119	$1,291	$1,604
Net income allocated to general partner	456	619	516
Net income allocated to noncontrolling interests	3	—	—
Net income allocated to common limited partners	$660	$672	$1,088
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(1)
The net income allocated to the general partner’s capital account reflects IDRs paid during the current reporting period. In the calculation of basic and diluted net income per common unit, the net income allocated to the general partner includes IDRs pertaining to the current reporting period but paid in the subsequent period.

Authorized payment of cash distributions
The following table sets forth the partnership cash distributions paid on the dates indicated, related to the preceding quarter (in millions, except for per unit amounts):

			General Partner
Payment Date	Per Unit Distribution	Common Units	2%	Incentive Distribution Rights	Total Cash Distribution

2/11/2011	$0.7025	$204	$5	$59	$268
5/13/2011	0.7175	208	5	63	276
8/12/2011	0.7325	213	6	67	286
11/11/2011	0.7475	217	6	71	294
2/10/2012	0.7625	227	6	78	311
5/11/2012	0.7775	268	8	86	362
8/10/2012	0.7925	274	7	92	373
11/9/2012	0.8075	287	8	99	394
2/8/2013	0.8275	329	9	104	442
5/10/2013	0.8475	351	10	112	473
8/09/2013	0.8625	357	11	121	489
11/12/2013	0.8775	385	11	46	442
2/13/2014 (1)	0.8925	392	11	153	556
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(1)	On February 13, 2014, we paid a cash distribution of $0.8925 per unit on our outstanding common units to unitholders of record at the close of business on February 6, 2014